Subsequent Events (Details) - USD ($)										1 Months Ended	2 Months Ended	3 Months Ended			11 Months Ended
	Apr. 22, 2025	Apr. 09, 2025	Mar. 10, 2025	Mar. 04, 2025	Feb. 28, 2025	Feb. 05, 2025	Jan. 06, 2025	Apr. 01, 2024	Feb. 29, 2024	Feb. 29, 2024	May 31, 2025	Apr. 11, 2025	Apr. 10, 2025	Mar. 31, 2025	Dec. 31, 2024	Apr. 21, 2025	Dec. 31, 2023
Subsequent Events [Line Items]
Warrants to purchase of common stock														3,405,479
Exercise price per share (in Dollars per share)														$ 33.18
Par value per share (in Dollars per share)															$ 0.0001		$ 0.0001
Aggregate number of shares																	5,845
Warrants exercisable term					5 years
Percentage of gross proceeds in offering														3.00%
Pocket expenses (in Dollars)														$ 85,000
Non-accountable expenses (in Dollars)														25,000
Reimburse expenses not exceed pocket expenses limit (in Dollars)														$ 15,000
Common stock price per share (in Dollars per share)														$ 4.75
Forecast [Member]
Subsequent Events [Line Items]
Common shares sold													290,618
Net proceeds (in Dollars)													$ 1,227,242
Warrants [Member]
Subsequent Events [Line Items]
Proceeds from issuance of warrants (in Dollars)														$ 800	$ 800
Warrants to purchase of common stock						2,551,020
Exercise price per share (in Dollars per share)														$ 1,000	$ 1,000
Common stock price per share (in Dollars per share)						$ 1.96
Board of Directors [Member]
Subsequent Events [Line Items]
Common shares sold						30,000
Common Stock [Member]
Subsequent Events [Line Items]
Common shares sold						300,000
Par value per share (in Dollars per share)														0.0001
Net proceeds (in Dollars)						$ 4,200,000
Aggregate number of shares						2,551,020
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common shares sold												2,335,280
Aggregate number of shares												2,551,020
Common shares are issuable												215,740
Common Stock [Member] | Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)														1.96
Par value per share (in Dollars per share)						$ 0.0001
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock issued, exercise of pre-funded warrants		211,000
Warrants to purchase of common stock							163,853
Exercise price per share (in Dollars per share)						1.96	$ 5.82
Par value per share (in Dollars per share)						0.0001
Public offering price (in Dollars per share)						$ 1.96
Net proceeds (in Dollars)						$ 4,500,000
Warrants exercisable term						5 years
Percentage of gross proceeds in offering						3.00%
Pocket expenses (in Dollars)						$ 85,000
Non-accountable expenses (in Dollars)						25,000
Reimburse expenses not exceed pocket expenses limit (in Dollars)						$ 15,000
Redeemed shares			316
Payment to investors (in Dollars)			$ 1,250
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Events [Line Items]
Shares of preferred stock	6,250
Subsequent Event [Member] | Series A Preferred Warrants [Member]
Subsequent Events [Line Items]
Warrants exercise							625
Proceeds from issuance of warrants (in Dollars)							$ 500,000
Subsequent Event [Member] | Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase of common stock						2,551,020
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Options to purchase of common stock shares				406,251
Common stock price per share (in Dollars per share)				$ 1.43
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common shares sold						2,551,020
Aggregate number of shares						2,551,020
Subsequent Event [Member] | New Keystone Purchase Agreement [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common shares sold											198,068
Net proceeds (in Dollars)											$ 124,353
Subsequent Event [Member] | Investor [Member]
Subsequent Events [Line Items]
Payment to investors (in Dollars)			395,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Common shares sold									10,089
Aggregate purchase price (in Dollars)															$ 1,000
Warrants to purchase of common stock															625
Common stock price per share (in Dollars per share)														4.75
Series A Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted													1,098
Series A Preferred Stock [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted													288,832
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares converted											23
Warrants exercise							625
Series A Preferred Stock [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares converted											63,281
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Aggregate proceeds (in Dollars)								$ 500,000
Series B Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted													75
Series B Preferred Stock [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted													50,001
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares converted											2,080,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares converted											520
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of preferred stock																10,000
Aggregate proceeds (in Dollars)	$ 5
Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars)			$ 267,856
Par value per share (in Dollars per share)															$ 1.96
Common stock price per share (in Dollars per share)														$ 1.96
Private Placement [Member]
Subsequent Events [Line Items]
Shares of preferred stock									10,089	10,089
Aggregate proceeds (in Dollars)										$ 10,000,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars)																$ 8,000,000
Private Placement [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Shares of preferred stock									10,039	10,039
Placement Agent [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of gross proceeds in offering						6.00%